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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02361

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                       VOYA INTERMEDIATE BOND PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

              Theresa K. Kelety, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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          Date of fiscal year end: December 31

          Date of reporting period: July 1, 2017 - June 30, 2018

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2017 - 06/30/2018
Voya Intermediate Bond Portfolio


======================= Voya Intermediate Bond Portfolio =======================


NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 24, 2018   Meeting Type: Annual
Record Date:  APR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA INTERMEDIATE BOND PORTFOLIO

By:  /s/ Dina Santoro
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     Dina Santoro
     President

Date: August 24, 2018